Bank Loans and Banking Facilities	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Bank Loans and Banking Facilities
9.	Bank Loans and Banking Facilities

The Company has credit facilities with various banks representing notes payable, trade acceptances, import facilities, revolving loans and overdrafts. At December 31, 2014 and 2015, these facilities totaled $40,645 and $90,000, of which $645 and $90,000 were unused at December 31, 2014 and 2015, respectively. The banking facility with limited guarantee from the subsidiaries of NTISZ and Zastron Shenzhen at December 31, 2015 will mature, with an option for renewal, in 2016. Bank loan of $40,000 with the annual interest rate of 1.5354% and a term of one year borrowed from the Hongkong and Shanghai Banking Corporation Limited (“HSBC”) was fully repaid on May 28, 2015. On June 26, 2015, the Company borrowed $55,000 with the annual interest rate of 1.23425% from the HSBC and it was fully repaid on August 26, 2015. On July 8, 2015, the Company borrowed $35,000 with the annual interest rate of 1.2311% from the HSBC and it was fully repaid on September 8, 2015. Interest rates are generally based on the banks’ usual lending rates in Hong Kong or the PRC and the credit lines are normally subject to annual review.